Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Schedule of property and equipment
%
Computers and software	12.5 – 33
Manufacturing equipment	7
Office furniture and equipment	7 – 15
Leasehold improvements	*

Schedule of geographical areas
	Year Ended December 31,
	2021	2020	2019
EMEA	$88,441	$65,807	$55,911
America	126,929	100,835	89,514
APAC	30,876	28,271	26,429
Total	$246,246	$194,913	$171,854

Schedule of accounts receivable
	December 31, 2021	December 31, 2020
Contract assets	$8,567	$3,967
Contract liabilities, current	122,983	105,543
Contract liabilities, non-current	$36,426	$33,439

Schedule of public and private warrants
	Public Warrants	Private Placement Warrants	Total Derivative Warrant liability
Warrant liability assumed from the Business Combination	$34,400	$34,045	$68,445
Change in fair value of warrant liability	800	(12,767)	(11,967)
Balance, December 31, 2021	$35,200	$21,278	$56,478

Schedule of expiration of the warrants
As of December 31, 2021
Number of private placement warrants	9,666,667
Exercise price	$ 11.5
Share price	$ 8.02
Expiration term (in years)	4.66
Volatility	44.8%
Risk-free Rate	1.22%
Dividend yield	0% – 5%

Schedule of company issued equity and debt instrument.
	Restricted sponsor shares	Price adjustment shares	Total
Earn out shares assumed from the Business Combination	$62,347	$117,675	$180,022
Change in fair value of warrant liability	(17,635)	(38,271)	(55,906)
Balance, December 31, 2021	$44,712	$79,404	$124,116

Schedule of intangible assets are amortized
Years
Core technology	5 – 7
Trade name	4
Customer relationship	10